Cover	3 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 23, 2024
Entity Registrant Name	LCNB CORP.
Entity Tax Identification Number	31-1626393
Entity Incorporation, State or Country Code	OH
Entity File Number	001-35292
Entity Address, Address Line One	2 North Broadway
Entity Address, State or Province	OH
Entity Address, City or Town	Lebanon
Entity Address, Postal Zip Code	45036
City Area Code	(513)
Local Phone Number	932-1414
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	LCNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001074902